Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
7.
CASH AND CASH EQUIVALENTS

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$440	$472
Bank deposits	15,647	10,423
	16,087	10,895
Cash equivalents (with maturities of less than three months)
Commercial papers	$13,530	$19,592
Negotiable certificates of deposit	7,500	15,500
Time deposits	2,657	4,206
Stimulus vouchers	5	—
	23,692	39,298
	$39,779	$50,193

The annual yield rates of bank deposits, commercial papers, negotiable certificates of deposit and time deposits as of balance sheet dates were as follows:

December 31
	2021	2022
Bank deposits	0.00%-0.45%	0.00%-2.62%
Commercial papers	0.17%-0.30%	0.56%-1.30%
Negotiable certificates of deposit	0.27%-0.30%	1.20%-1.45%
Time deposits	0.01%-3.60%	0.01%-4.65%